Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Non-Accrual of Financial Assets (Detail) - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	¥ 73,118	¥ 65,294
Ending balance	94,400	73,118
Interest income recognized during the reporting period	156	799
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	4,260	3,918
Consumer borrowers | Real estate loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,095	1,693
Ending balance	1,107	1,095
Interest income recognized during the reporting period	125	246
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	124	129
Consumer borrowers | Real estate loans | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,107	547
Ending balance	1,729	1,107
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	95	100
Consumer borrowers | Card loans | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	0	1,367
Ending balance	0	0
Interest income recognized during the reporting period	0	27
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Consumer borrowers | Other | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	96	5,429
Ending balance	88	96
Interest income recognized during the reporting period	1	169
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	7
Consumer borrowers | Other | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	2,574	1,105
Ending balance	2,299	2,574
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	29	35
Corporate borrowers | Non-recourse Loans | The Americas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	3,116	3,248
Ending balance	5,261	3,116
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	115	219
Ending balance	108	115
Interest income recognized during the reporting period	20	45
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	4
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	16,093	12,804
Ending balance	28,006	16,093
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	0	0
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	355	1,118
Ending balance	155	355
Interest income recognized during the reporting period	10	312
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	41	42
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	27,636	20,470
Ending balance	29,543	27,636
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	2,687	2,319
Loans to Equity Method Investees
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	1,929	667
Ending balance	4,748	1,929
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	1,284	1,282
Net investment in leases
Dislcosure Detail Of Non Accrual Of Financial Assets [Line Items]
Beginning balance	19,002	16,627
Ending balance	21,356	19,002
Interest income recognized during the reporting period	0	0
Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income	¥ 0	¥ 0